Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT
Summary of Property Plant and Equipment

The following table sets forth the property, plant and equipment as of December 31, 2024 and 2023:

	As of December 31,
	2024	2023
Classes of Property, Plant and Equipment, Gross	ThCh$	ThCh$
Property, Plant and Equipment, Gross	12,924,344,525	11,833,075,817
Construction in progress	2,279,619,377	2,471,906,134
Land	75,362,518	70,029,950
Buildings	1,004,446,360	820,488,268
Generation plant and equipment	8,036,764,066	7,025,101,427
Network infrastructure	1,348,527,373	1,283,066,501
Fixtures and fittings	155,623,189	141,407,876
Other property, plant, and equipment	24,001,642	21,075,661

	As of December 31,
	2024	2023
Classes of Accumulated Depreciation and Impairment in Property, Plant and Equipment	ThCh$	ThCh$
Total Accumulated Depreciation and Impairment in Property, Plant and Equipment	(5,371,483,458)	(4,982,890,997)
Buildings	(223,059,218)	(190,875,178)
Plant and equipment	(4,484,514,221)	(4,168,517,659)
Network infrastructure	(544,436,473)	(513,708,508)
Fixtures and fittings	(95,653,705)	(89,015,209)
Other property, plant, and equipment	(23,819,841)	(20,774,443)

	As of December 31,
	2024	2023
Classes of Property, Plant and Equipment, Net	ThCh$	ThCh$
Property, Plant and Equipment, Net	7,552,861,067	6,850,184,820
Construction in progress	2,279,619,377	2,471,906,134
Land	75,362,518	70,029,950
Buildings	781,387,142	629,613,090
Generation plant and equipment	3,552,249,845	2,856,583,768
Network infrastructure	804,090,900	769,357,993
Fixtures and fittings	59,969,484	52,392,667
Other property, plant, and equipment	181,801	301,218

Summary of Changes in Property Plant and Equipment

The composition and movements of the property, plant and equipment accounts during the years ended December 31, 2024 and 2023 are as follows:

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2024	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2024	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820
Increases other than from business combinations	522,711,445	—	-	11,072,923	3,332,300	-	—	537,116,668
Increases (decreases) from foreign currency translation differences	104,447,303	1,055,319	82,248,823	269,250,625	5,781,046	117,860	33,587	462,934,563
Depreciation (1)	—	—	(9,763,490)	(202,728,215)	(29,003,426)	(8,240,161)	(153,004)	(249,888,296)
Impairment losses recognized in income for the year (2)	(34,203,486)	—	—	—	—	—	—	(34,203,486)
Increases (decreases) from transfers and other movements	(782,091,137)	5,382,253	80,696,990	622,315,617	59,437,164	14,259,113	—	—
Increases (decreases) from transfers from construction in progress	(782,091,137)	5,382,253	80,696,990	622,315,617	59,437,164	14,259,113	—	—
Disposals and removals from service	(729,252)	(10,634)	—	(958,864)	(572,200)	(10,609)	—	(2,281,559)
Removals	(729,252)	(10,634)	—	(958,864)	(572,200)	(10,609)	—	(2,281,559)
Other increases (decreases)	(3,425,435)	(1,251,562)	(1,632,305)	(4,697,890)	(4,241,977)	1,196,034	—	(14,053,135)
Argentine hyperinflationary economy	1,003,805	157,192	224,034	1,411,881	—	254,580	—	3,051,492
Total movements	(192,286,757)	5,332,568	151,774,052	695,666,077	34,732,907	7,576,817	(119,417)	702,676,247
Balance as of December 31, 2024	2,279,619,377	75,362,518	781,387,142	3,552,249,845	804,090,900	59,969,484	181,801	7,552,861,067

	Construction in progress	Land	Buildings, Net	Generation Plant and Equipment Net	Network infrastructure, Net	Fixtures and Fittings, Net	Other property, plant and equipment, Net	Property, Plant and Equipment, Net
Movements in 2023	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Balance as of January 1, 2023	3,099,937,769	64,680,270	441,878,570	2,211,136,474	708,440,346	45,782,339	498,226	6,572,353,994
Increases other than from business combinations	734,471,374	92,938	9,906	25,281	2,410,658	-	—	737,010,157
Increases (decreases) from foreign currency translation differences	5,306,989	106,008	15,692,204	40,417,640	1,266,833	(467,418)	4,509	62,326,765
Depreciation	—	—	(25,464,456)	(153,690,399)	(35,239,266)	(6,788,472)	(187,984)	(221,370,577)
Impairment losses recognized in income for the year (3)	—	—	—	(7,023,888)	—	—	—	(7,023,888)
Increases (decreases) from transfers and other movements	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Increases (decreases) from transfers from construction in progress	(1,357,056,393)	6,891,887	351,945,261	890,133,064	94,453,986	13,632,195	—	—
Disposals and removals from service	(1,832,639)	(1,280,569)	(43,824)	(1,445,026)	(414,606)	(129,978)	(22,200)	(5,168,842)
Disposals (4)	(1,369,868)	(66,882)	—	(880,411)	—	—	—	(2,317,161)
Removals	(462,771)	(1,213,687)	(43,824)	(564,615)	(414,606)	(129,978)	(22,200)	(2,851,681)
Decreases to be classified as held for sale (5)	(4,869,003)	—	(52,861,456)	(277,983,606)	—	2,751	8,667	(335,702,647)
Other increases (decreases)	(4,665,289)	(571,632)	(101,701,141)	153,850,501	(1,559,958)	—	—	45,352,481
Argentine hyperinflationary economy	613,326	111,048	158,026	1,163,727	—	361,250	—	2,407,377
Total movements	(628,031,635)	5,349,680	187,734,520	645,447,294	60,917,647	6,610,328	(197,008)	277,830,826
Balance as of December 31, 2023	2,471,906,134	70,029,950	629,613,090	2,856,583,768	769,357,993	52,392,667	301,218	6,850,184,820
(1)	See Note 31.a).
(2)	See Note 16 c) item vi).
(3)	Relates to a higher impairment loss on property, plant and equipment, mainly explained by the impairment of items of property, plant, and equipment related to the gas-fired unit of the Tarapacá Power Plant.
(4)	The main component is the sale of the Huasco Power Plant, by our subsidiary Enel Generación Chile, for ThCh$5,318,040, from which a gain of ThCh$3,808,947 was recognized (See Note 33).
(5)	See Note 5.